Exhibit 99.2

Client Name:
Client Project Name:	BRAVO 2022-NQM1
Start - End Dates:	10/13/2020 - 9/7/2021
Deal Loan Count:	373

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Total				2

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